FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of financial instruments measured at amortized cost - Financial assets

	Financial assets as subsequently
	measured at amortized cost
	December 31,	December 31,
	2022	2021
Trade and other receivables	16,628	8,454

Schedule of financial instruments measured at amortized cost - Financial liabilities

	Financial liabilities as subsequently
	measured at amortized cost
	December 31,	December 31,
	2022	2021
Trade payables	4,327	1,464
Accrued liabilities	14,817	12,380
Convertible debt	6,648	—
Loans payable	109	—
Other liabilities	405	69
Lease obligations on right of use assets	638	600
	26,944	14,513

Schedule of fair values and fair value hierarchy

	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit and loss:
Cash and cash equivalents	11,287	—	—	11,287	16,006	—	—	16,006
Consideration receivable	—	—	—	—	—	—	56	56

Financial liabilities
Fair value through profit and loss:
Derivative liability	—	1,320	-	1,320	—	—	—	—
Deferred consideration	—	3,297	-	3,297	—	—	—	—
Other liabilities	—	—	74	74	—	—	36	36

Fair value through other comprehensive income:
Other liabilities	—	—	160	160	—	—	148	148

Schedule of undiscounted contractual maturities of financial liabilities

	2023	2024	2025	2026	Thereafter	Total
Trade payables and other liabilities	19,549	—	—	—	—	19,549
Lease obligations on right of use assets	334	181	153	—	—	668
Convertible debt	-	9,376	—	—	—	9,376
Loans payable	117	—	—	—	—	117
Other non-current liabilities	—	2	2	4	575	583
	20,000	9,559	155	4	575	30,293

Schedule of expected credit loss rate for each aging category of accounts receivable

The provision matrix below shows the expected credit loss rate for each aging category of trade receivable as at December 31, 2022:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	15	15,759	1,313	1,594	18,666
Expected loss rate		3.46%	40.21%	85.45%	13.05%
Expected loss provision	15	545	528	1,362	2,435

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December 31, 2021:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	15	8,494	747	1,405	10,646
Expected loss rate		6.48%	71.62%	94.66%	22.68%
Expected loss provision	15	550	535	1,330	2,415